ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Schedule of percentage of legal ownership by Renren Inc
	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Subsidiaries:
CIAC/ChinaInterActiveCorp ("CIAC")	August 5, 2005	Cayman Islands	100%	Investment holding
Kaixin Auto Group (formerly named as Renren Wealth Inc.)	March 7, 2011	Cayman Islands	100%	Investment holding
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. ("JiehunChina")	June 14, 2011	Cayman Islands	100%	Investment holding
Renren Gongying Inc.	October 2, 2015	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Renren Finance, Inc.	December 15, 2014	Cayman Islands	100%	Internet business
Renren CRSP Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren CHYP Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren PLML Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren KURY Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren ONER Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren BLCR Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren ZHCH Holdings Inc.	October 14, 2016	Cayman Islands	100%	Investment holding
Renren LSTAR Holdings Inc.	October 17, 2016	Cayman Islands	100%	Investment holding
Renren CHRYPH Holdings Inc.	October 31, 2016	Cayman Islands	100%	Investment holding
Renren SF Holdings Inc.	January 9, 2017	Cayman Islands	100%	Investment holding
Oak Pacific Investment	September 14, 2017	Cayman Islands	100%	Investment holding
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Renren Game Hong Kong Limited ("Game HK")	March 8, 2012	Hong Kong	100%	Investment holding
Renren Giant Way Limited ("Renren Giant Way")	May 17, 2012	Hong Kong	100%	Investment holding
Renren Lianhe (Hong Kong) Co. Limited.	May 16, 2016	Hong Kong	100%	Investment holding
Renren Winday Company Limited.	July 26, 2016	Hong Kong	100%	Investment holding
Renren Giantly Limited.	August 16, 2016	Hong Kong	100%	Investment holding
Renren Gentle Height Company Limited.	December 7, 2016	Hong Kong	100%	Investment holding
Chime Technologies, Inc.	September 7, 2012	USA	100%	Internet business
Renren U.S. Holdco, Inc.	July, 2017	USA	100%	Investment holding
Sindeo Inc.	July 3, 2017	USA	100%	Internet business
Geographic Farming LLC	Auguest 24, 2017	USA	100%	Internet business
Trucker Path Inc.	December 28, 2017	USA	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding
Beijing Woxiu Information Technology Co. Ltd. ("Beijing Woxiu")	October 27, 2011	PRC	100%	Investment holding
Beijing Jiexun Shiji Technology Development Co., Ltd. ("Jiexun Shiji")	April 26, 2012	PRC	100%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd. ("Huijin")	October 10, 2012	PRC	100%	Investment holding
Joy Interactive (Beijing) Technology Development Co., Ltd.	April 24, 2013	PRC	100%	Investment holding
Shanghai Renren Financial Leasing Co., Ltd	May 25, 2015	PRC	100%	Internet business
Qianxiang Lianhe Technology Development (Beijing) Co., Ltd	November 12, 2016	PRC	100%	Internet business
Shanghai Renren Automobile Technology Co., Ltd	August 18, 2017	PRC	100%	Investment holding
Renren Zhenhan Technology Development (Beijing) Co., Ltd	November 13, 2017	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Xiuxuan Brokers Co., Ltd.(“Guangzhou Xiuxuan”)	September 22, 2014	PRC	N/A	IVAS business
Beijing Qianxiang Yixin Technology Development Co., Ltd	September 1, 2016	PRC	N/A	Investment holding
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. ("Shanghai Changda")	October 25, 2010	PRC	N/A	Internet business
Shanghai Jieying Automobile Sales Co., Ltd. ("Shanghai Jieying")	Feburay 27, 2017	PRC	N/A	Automobile business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. ("Wole Shijie")	October 27, 2011	PRC	N/A	Technology development and service
Beijing Kirin Wings Technology Development Co., Ltd.	January 16, 2013	PRC	N/A	Internet business
Beijing Zhenzhong Hudong Information Technology Co., Ltd.	December 23, 2014	PRC	N/A	Internet business
Shanghai Wangjing Commercial Factoring Co., Ltd.	July 28, 2015	PRC	N/A	Factoring business
Beijing Jingwei Zhihui Information Technology Co., Ltd. (“Jingwei Zhihui”)	March 19, 2014	PRC	N/A	Internet business
Shanghai Wangjing Investment Management Co., Ltd.	April 20, 2015	PRC	N/A	Internet business
Shanghai Mumian Interactive Internet Information Service Co., Ltd.	June 16, 2016	PRC	N/A	IVAS business
Fenqi Winday Company Limited,	February 29, 2016	Hong Kong	N/A	Internet business
Guangzhou Qunge Information Technology Co., Ltd.	August 26, 2016	PRC	N/A	IVAS business
Tianjin Zhenzhong Interactive Information Technology Co., Ltd.	April 8, 2016	PRC	N/A	Investment holding
Beijing Qianxiang Wanxin Technology Development Co., Ltd.	November 18, 2016	PRC	N/A	Investment holding
Shanghai Heiguo Internet Information Technology Co., Ltd.	Feburary 27,2017	PRC	N/A	Investment holding
Renren (Tianjin) Insurance Broker Co,. Ltd.	August 24, 2017	PRC	N/A	Investment holding
Renren Zhencai Technology Development (Beijing) Co., Ltd.	December 15, 2017	PRC	N/A	Investment holding
Jieying Baolufeng Automobile Sales (Shenyang) Co., Ltd.	June 14, 2017	PRC	N/A	Automobile business
Chongqing Jieying Shangyue Automobile Sales Co., Ltd.	July 3, 2017	PRC	N/A	Automobile business
Jiangsu Jieying Ruineng Automobile Sales Co., Ltd.	May 16, 2017	PRC	N/A	Automobile business
Dalian Yiche Jieying Automobile Sales Co., Ltd.	June 27, 2017	PRC	N/A	Automobile business
Henan Jieying Hengxin Automobile Sales Co., Ltd.	June 29, 2017	PRC	N/A	Automobile business
Shandong Jieying Huaqi Automobile Service Co., Ltd.	July 20, 2017	PRC	N/A	Automobile business
Neimenggu Jieying Kaihang Automobile Sales Co., Ltd.	July 14, 2017	PRC	N/A	Automobile business
Hangzhou Jieying Yifeng Automobile Sales Co., Ltd.	August 1, 2017	PRC	N/A	Automobile business
Jilin Jieying Taocheguan Automobile Sales Co., Ltd.	October 31, 2017	PRC	N/A	Automobile business
Suzhou Jieying Chemaishi Automobile Sales Co., Ltd.	October 27, 2017	PRC	N/A	Automobile business
Cangzhou Jieying Bole Automobile Sales Co., Ltd.	August 10, 2017	PRC	N/A	Automobile business
Shanghai Jieying Diyi Automobile Sales Co., Ltd.	October 19, 2017	PRC	N/A	Automobile business
Ningxia Jieying Xianzhi Automobile Sales Co., Ltd.	July 26, 2017	PRC	N/A	Automobile business
Wuhan Jieying Chimei Automobile Sales Co., Ltd.	November 20, 2017	PRC	N/A	Automobile business

Schedule of Consolidated Assets Backed Financing Entities
	As of December 31,
	2016	2017

Financing receivable, net	$73,549	$78,485

Total assets	$73,549	$78,485

Accrued expenses and other current liabilities	$4	$4
Payable to investors	141	64,087
Long-term payable to investors	59,916	-

Total liabilities	$60,061	$64,091

	Years ended December 31,
	2015	2016	2017

Net revenues	-	-	-
Net loss	-	$375	$91

Years ended December 31,
	2015	2016	2017

Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	-	-

VIEs and their subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Schedule of consolidated financial information
	As of December 31,
	2016	2017

Cash and cash equivalents	$55,908	$8,188
Restricted cash	288	51
Short-term investments	410	-
Accounts receivable, net	4,702	1,584
Financing receivable, net	228,224	145
Inventory	-	95,012
Prepaid expenses and other current assets	17,988	37,422
Amounts due from related parties	10,219	11,624

Total current assets	317,739	154,026

Long-term financing receivable, net	330	-
Property and equipment, net	1,058	507
Long-term investments	36,470	43,979
Goodwill	-	89,274
Other non-current assets	876	835

Total non-current assets	38,734	134,595

Total assets	$356,473	$288,621

Accounts payable	$5,423	$19,476
Short-term debt	7,202	12,296
Accrued expenses and other current liabilities	11,277	17,498
Payable to investors	182,810	7,153
Amounts due to related parties	222	7,013
Deferred revenue	5,804	10,164
Contingent consideration	-	5,944
Income tax payable	7,163	10,380

Total current liabilities	219,901	89,924

Long-term contingent consideration	-	60,850

Total non-current liabilities	-	60,850

Total liabilities	$219,901	$150,774

	Years ended December 31,
	2015	2016	2017

Net revenues	$39,017	$61,948	$181,253
Loss from continuing operations	$(68,991)	$(31,997)	$(42,245)
Income from discontinued operations	$4,302	$829	$-

	Years ended December 31,
	2015	2016	2017

Net cash provided by (used in) operating activities	$34,652	$68,374	$(146,911)
Net cash (used in) provided by investing activities	$(102,061)	$(187,621)	$22,943
Net cash provided by financing activities	$55,928	$148,080	$37,208